Inventories - Schedule of Inventories of Land (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 ha m² ParkingSpaces Apartment
Lurin [member]
Disclosure of inventories [line items]
Area of land for industrial development and public housing | ha	318
San Isidro [member]
Disclosure of inventories [line items]
Number of apartments in building | Apartment	24
Number of parking spaces | ParkingSpaces	124
San Miguel [member]
Disclosure of inventories [line items]
Number of apartments in building | Apartment	248
Number of parking lots | ParkingSpaces	185
Nuevo Chimbote [member]
Disclosure of inventories [line items]
Area of land for development of social housing project | ha	11.5
Huancayo [member]
Disclosure of inventories [line items]
Area of land for development of social housing project | m²	8.5